Taxes on Income	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 12 – TAXES ON INCOME

a.	The Israeli corporate tax rate was 24% in 2017. As of January 1, 2018, and onwards, the corporate tax rate was reduced to 23%.

b.	The Company has not been assessed for tax purposes since its incorporation. Tax assessments through the year ended December 31, 2013 are deemed to be final.

c.

The Parent and its subsidiaries are taxed separately. As of the date of the Merger, the Parent had loss carry-forwards amounting to approximately $42,426 deductible only against sale of assets and/or activities held by the Parent prior to the merger.

As of December 31, 2019, the Parent and Enlivex R&D had loss carry-forwards amounting to approximately $282 and $20,343, respectively, deductible from future taxable income. These loss carry-forwards have no expiration date.

d.	The components of the provision for income taxes are as follows:

Year ended December 31,
	2019	2018	2017
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

e.	Reconciliation of the theoretical tax expenses:

	Year ended December 31,
	2019	2018	2017
Loss before taxes	$9,384	$4,242	$2,503
Statutory tax rate	23%	23%	24%
Tax benefit	2,158	976	601
Permanent differences	(322)	(237)	(30)
Valuation allowance	(1,836)	(739)	(535)
Differences in tax rate	-	-	(36)
Tax expenses	$-	$-	$-

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes.

As of December 31, 2019, the Company had provided a full valuation allowance in respect of deferred tax assets. Management currently believes that because the Company has a history of losses, it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized for the foreseeable future.

Components of the Company's deferred tax liabilities and assets are as follows:

	Year ended December 31,
	2019		2018		2017
Tax assets in respect of:	$		$		$
Accrued employees' and directors' compensation		136		31		18
Research and development expenses		738		609		379
Net loss carry forward		4,744		2,743		2,242
Total deferred tax assets		5,595		3,383		2,639
Less - valuation allowance		(5,595)		(3,383)		(2,639)
Deferred tax assets		$-		$-		$-